Condensed Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) (Parentheticals)	3 Months Ended
Mar. 31, 2021 shares
Statement of Stockholders' Equity [Abstract]
Initial public offering	22,500,000
Sale of over-allotment	2,983,700
Sale of private placement warrants to sponsor in private placement	5,397,828